                        Supplement Dated November 1, 2000
      To the Class T Prospectus and Statement of Additional Information of

                                SM&R EQUITY FUNDS
                                dated May 1, 2000




ELIMINATION OF CLASS C, CLASS J AND CLASS Y SHARES:

On pages 10, 29, and 37 of the Class T prospectus, there are references to other classes of shares, specifically Class C, Class J and/or Class Y of these Funds or another fund managed by Securities Management and Research, Inc. ("SM&R"). EFFECTIVE NOVEMBER 1, 2000, CLASS C, CLASS J AND CLASS Y SHARES ARE NO LONGER AVAILABLE FOR SALE IN THE SM&R GROWTH FUND, INC., SM&R EQUITY INCOME FUND, INC. AND SM&R BALANCED FUND, INC.


On the front page and on pages 1, 17, 18, 21, 24, 25 and 26 of the Statement of Additional Information ("SAI") dated May 1, 2000, there are references made with respect to Class C, Class J and/or Class Y shares. EFFECTIVE NOVEMBER 1, 2000, CLASS C, CLASS J AND CLASS Y SHARES ARE NO LONGER AVAILABLE FOR SALE IN THE SM&R GROWTH FUND, INC., SM&R EQUITY INCOME FUND, INC. AND SM&R BALANCED FUND, INC.

                        Supplement Dated November 1, 2000
 To the Classes A, B and C Prospectus and Statement of Additional Information of

                                SM&R EQUITY FUNDS
                                dated May 1, 2000





ELIMINATION OF CLASS C, CLASS J AND CLASS Y:

On the front page of the Class A, Class B, Class C prospectus, in the table of contents, on pages 1, 2, 3, 5, 6, 7, 8, 9, 10, 12, 23, 24, 25, 28, 35 and on the
inside back page of the wrapper/cover, there are references to other classes of shares, specifically Class C, Class J and/or Class Y of these Funds. EFFECTIVE NOVEMBER 1, 2000, CLASS C, CLASS J AND CLASS Y SHARES ARE NO LONGER AVAILABLE FOR SALE IN THE SM&R GROWTH FUND, INC., SM&R EQUITY INCOME FUND, INC. AND SM&R BALANCED FUND, INC. OR ANY OTHER FUNDS MANAGED BY SECURITIES MANAGEMENT AND RESEARCH, INC. ("SM&R").


On the front page and on pages 1, 17, 18, 21, 24, 25 and 26 of the Statement of Additional Information ("SAI") dated May 1, 2000, there are references made with respect to Class C, Class J and/or Class Y shares. EFFECTIVE NOVEMBER 1, 2000, CLASS C, CLASS J AND CLASS Y SHARES ARE NO LONGER AVAILABLE FOR SALE IN THE SM&R GROWTH FUND, INC., SM&R EQUITY INCOME FUND, INC. AND SM&R BALANCED FUND, INC.